Document And Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	STATE STREET Corp
Entity Central Index Key	0000093751
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false